OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:      0001689145

RCO 2016-SFR1 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):      0001689387

Central Index Key Number of underwriter (if applicable):      Not applicable

Ron McMahan, Chief Executive Officer, (562) 735-6555

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See AMC Diligence, LLC (“AMC”) Executive Summary attached hereto as Exhibit 99.2 to this report, AMC Rating Agency Grades attached hereto as Exhibit 99.3 and AMC Exception Standard Report attached hereto as Exhibit 99.4 to this report.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by RCO 2016-SFR1 Depositor LLC on November 16, 2016 (the “Original Filing”) and is being filed solely to replace in their entirety the reports attached to the Original Filing as Exhibit 99.2— AMC Diligence, LLC (“AMC”) Executive Summary, Exhibit 99.3— AMC Rating Agency Grades and Exhibit 99.4— AMC Exception Standard Report.

Exhibits

99.2	AMC Diligence, LLC (“AMC”) Executive Summary
99.3	AMC Rating Agency Grades
99.4	AMC Exception Standard Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RCO 2016-SFR1 DEPOSITOR LLC
Date: November 18, 2016	By:	/s/ Ron McMahan
	Name:	Ron McMahan
	Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.2	AMC Diligence, LLC (“AMC”) Executive Summary
99.3	AMC Rating Agency Grades
99.4	AMC Exception Standard Report